Statutory Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Information
Non-cash dividend	$ 28,300,000
New York Department of Commerce
Statutory Information
Ordinary dividends declared and paid	1,100,000	$ 1,200,000
Extraordinary dividends declared and paid	$ 600,000	$ 0
RBC ratio under authorized control level (up to)	100.00%
TAC of the company subject to RBC requirements	$ 11,800,000
Corresponding authorized control	$ 2,400,000
New York Department of Commerce | Minimum
Statutory Information
RBC ratio under company action level	100.00%
New York Department of Commerce | Maximum
Statutory Information
RBC ratio under company action level	200.00%